PROPERTY, PLANT AND EQUIPMENT - Summaries of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	$ 1,803.9	$ 1,582.6
Additions	251.8	173.9
Additions - through the monetization of royalties	46.0
Acquisition of subsidiaries	175.2	127.7
Disposals	(1.5)	(20.9)
Depreciation	(137.6)	(120.8)
Impairment	(4.9)
Transfers and others	18.9	29.4
Exchange differences	(2.5)	32.0
Property, plant and equipment, end	2,149.3	1,803.9
Minimum lease payments receivable under non-cancellable operating lease	186.5	153.5
No later than 1 year
Reconciliation of changes in property, plant and equipment [abstract]
Minimum lease payments receivable under non-cancellable operating lease	36.2	34.7
Later than 1 year and no later than 5 years
Reconciliation of changes in property, plant and equipment [abstract]
Minimum lease payments receivable under non-cancellable operating lease	107.5	98.3
Later than 5 years
Reconciliation of changes in property, plant and equipment [abstract]
Minimum lease payments receivable under non-cancellable operating lease	42.8	20.5
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	2,837.2
Property, plant and equipment, end	3,239.2	2,837.2
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(1,033.3)
Property, plant and equipment, end	(1,089.9)	(1,033.3)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	23.9	23.6
Additions	0.0	0.0
Additions - through the monetization of royalties	0.0
Acquisition of subsidiaries	0.1	0.0
Disposals	0.0	0.0
Depreciation	0.0	0.0
Impairment	0.0
Transfers and others	0.0	0.0
Exchange differences	(0.1)	0.3
Property, plant and equipment, end	23.9	23.9
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	23.9
Property, plant and equipment, end	23.9	23.9
Land | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	0.0
Property, plant and equipment, end	0.0	0.0
Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	202.8	196.1
Additions	27.3	13.3
Additions - through the monetization of royalties	0.0
Acquisition of subsidiaries	0.1	7.8
Disposals	0.0	(0.1)
Depreciation	(16.8)	(15.4)
Impairment	0.0
Transfers and others	4.4	(1.4)
Exchange differences	0.0	2.5
Property, plant and equipment, end	217.8	202.8
Buildings and improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	401.1
Property, plant and equipment, end	431.5	401.1
Buildings and improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(198.3)
Property, plant and equipment, end	(213.7)	(198.3)
Simulators
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	1,185.9	1,012.7
Additions	10.3	27.8
Additions - through the monetization of royalties	46.0
Acquisition of subsidiaries	70.4	87.0
Disposals	(1.3)	(18.0)
Depreciation	(83.1)	(66.8)
Impairment	(4.9)
Transfers and others	232.3	114.0
Exchange differences	(5.3)	29.2
Property, plant and equipment, end	1,450.3	1,185.9
Simulators | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	1,683.9
Property, plant and equipment, end	2,005.0	1,683.9
Simulators | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(498.0)
Property, plant and equipment, end	(554.7)	(498.0)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	50.3	48.6
Additions	16.9	16.5
Additions - through the monetization of royalties	0.0
Acquisition of subsidiaries	0.5	0.4
Disposals	0.0	(0.1)
Depreciation	(17.3)	(18.3)
Impairment	0.0
Transfers and others	1.2	2.3
Exchange differences	(0.1)	0.9
Property, plant and equipment, end	51.5	50.3
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	223.4
Property, plant and equipment, end	221.1	223.4
Machinery and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(173.1)
Property, plant and equipment, end	(169.6)	(173.1)
Aircraft and aircraft engines
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	55.4	55.2
Additions	2.5	5.6
Additions - through the monetization of royalties	0.0
Acquisition of subsidiaries	0.3	0.0
Disposals	(0.2)	(0.5)
Depreciation	(4.5)	(3.8)
Impairment	0.0
Transfers and others	0.0	(0.4)
Exchange differences	1.3	(0.7)
Property, plant and equipment, end	54.8	55.4
Aircraft and aircraft engines | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	64.4
Property, plant and equipment, end	67.0	64.4
Aircraft and aircraft engines | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(9.0)
Property, plant and equipment, end	(12.2)	(9.0)
Assets under finance lease
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	121.2	150.1
Additions	0.0	0.0
Additions - through the monetization of royalties	0.0
Acquisition of subsidiaries	103.4	0.0
Disposals	0.0	(2.2)
Depreciation	(15.9)	(16.5)
Impairment	0.0
Transfers and others	(6.2)	(7.1)
Exchange differences	3.5	(3.1)
Property, plant and equipment, end	206.0	121.2
Assets under finance lease | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	276.1
Property, plant and equipment, end	345.7	276.1
Assets under finance lease | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(154.9)
Property, plant and equipment, end	(139.7)	(154.9)
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	164.4	96.3
Additions	194.8	110.7
Additions - through the monetization of royalties	0.0
Acquisition of subsidiaries	0.4	32.5
Disposals	0.0	0.0
Depreciation	0.0	0.0
Impairment	0.0
Transfers and others	(212.8)	(78.0)
Exchange differences	(1.8)	2.9
Property, plant and equipment, end	145.0	164.4
Assets under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	164.4
Property, plant and equipment, end	145.0	164.4
Assets under construction | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	0.0
Property, plant and equipment, end	0.0	0.0
Simulators under operating lease
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	114.8
Property, plant and equipment, end	91.7	114.8
Simulators under finance lease
Reconciliation of changes in property, plant and equipment [abstract]
Finance lease asset	165.9	80.0
Simulators under finance lease | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Finance lease asset	275.9	207.9
Simulators under finance lease | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Finance lease asset	(110.0)	(127.9)
Buildings under finance lease
Reconciliation of changes in property, plant and equipment [abstract]
Finance lease asset	40.1	41.2
Buildings under finance lease | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Finance lease asset	69.8	68.2
Buildings under finance lease | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Finance lease asset	(29.7)	(27.0)
Property, plant and equipment under finance lease
Reconciliation of changes in property, plant and equipment [abstract]
Finance lease asset	$ 206.0	$ 121.2